INCOME TAX	12 Months Ended
Dec. 31, 2014
INCOME TAX
INCOME TAX

24. INCOME TAX

        The provision for income taxes for the years ended December 31, 2014, 2013 and 2012 was as follows:

	Years ended December 31,
	2014	2013	2012
Income from continuing operations before provision for income taxes
Russia	55,424	77,502	71,626
Other jurisdictions	13,316	19,186	11,216

Total income from continuing operations before provision for income taxes	68,740	96,688	82,842

Current income tax expense
Russia	5,764	7,557	13,790
Other jurisdictions	4,043	2,405	2,304

Total current income tax expense	9,807	9,962	16,094

Deferred income tax expense/(benefit)
Russia	8,330	8,487	2,312
Other jurisdictions	(1,790)	1,184	978

Total deferred income tax expense	6,540	9,671	3,290

Total provision for income taxes	16,347	19,633	19,384

        The statutory income tax rates in jurisdictions in which the Group operates for the fiscal years of 2014, 2013 and 2012 were as follows: Russia, Armenia—20.0%, Uzbekistan, Turkmenistan—8.0%. During the years ended December 31, 2014, 2013 and 2012 the Ukraine tax rate was 18.0%, 19.0% and 21.0%, respectively.

        The Russia statutory income tax rate reconciled to the Group's effective income tax rate for the years ended December 31, 2014, 2013 and 2012 was as follows:

	2014	2013	2012
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
(Income) / expenses not accepted for tax purposes	2.0	(0.5)	2.0
Change in unrecognized tax benefits	—	—	(0.5)
Settlements with tax authorities	0.6	(0.3)	0.4
Earnings distribution from subsidiaries	4.0	1.8	1.5
Effect of change in tax rate in Ukraine	—	(0.1)	0.2
Loss carryforward utilisation	—	—	(0.3)
Tax rate differential of foreign subsidiaries	(1.9)	(0.5)	—
Recognised change in fair value of derivative financial instruments	(1.0)	0.1	—
Other	0.1	(0.2)	0.1

Effective income tax rate	23.8%	20.3%	23.4%

        Temporary differences between the tax and accounting bases of assets and liabilities gave rise to the following deferred tax assets and liabilities as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Assets / (liabilities) arising from tax effect of:
Deferred tax assets
Accrued expenses for services	7,757	6,291
Depreciation of property, plant and equipment	4,015	1,229
Deferred connection fees	929	1,115
Provision for investment in Delta Bank in Ukraine	925	—
Inventory obsolescence	192	265
Other	—	1,242
Loss carryforward	8,879	5,880
Valuation allowance	(8,438)	(5,504)

Total deferred tax assets	14,259	10,518

Deferred tax liabilities
Depreciation of property, plant and equipment	(17,489)	(12,735)
Other intangible assets	(6,906)	(2,995)
Potential distributions from / to Group's subsidiaries / associates	(5,817)	(4,553)
Licenses acquired	(1,118)	(774)
Customer base	(905)	(1,027)
Debt issuance cost	(348)	(405)
Other	(138)	(436)

Total deferred tax liabilities	(32,721)	(22,925)

Net deferred tax liability	(18,462)	(12,407)

Net deferred tax asset, current	11,206	7,933
Net deferred tax asset, non-current	3,610	862
Net deferred tax liability, long-term	(33,278)	(21,202)

        The Group has the following significant balances of income tax losses carryforward with related operating losses as of December 31, 2014 and 2013:

		December 31,
		2014		2013
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	24,183	7,017	14,064	4,101
Russia (Comstar-Regions and other)	2015 - 2024	9,313	1,862	8,897	1,779

Total		33,496	8,879	22,961	5,880

        Management established the following valuation allowances against deferred tax assets where it was more likely than not that some portion of such deferred tax assets will not be realized:

	December 31,
Valuation allowances	2014	2013
Sale of investment in Svyazinvest	2,875	2,160
Operating loss in Luxemburg (MGTS Finance S.A.)	5,305	3,086
Other	258	258

Total	8,438	5,504

        The following table summarizes the changes in the allowance against deferred tax assets for the years ended December 31, 2014, 2013 and 2012:

	Balance, beginning of the period	Charged to Income tax expense	Impact of foreign currency translation adjustments	Balance, end of the period
Year ended December 31, 2014	5,504	—	2,934	8,438
Year ended December 31, 2013	4,952	258	294	5,504
Year ended December 31, 2012	5,250	—	(298)	4,952

        For the remaining balances for income tax losses carryforward realization is dependent on generating sufficient taxable income prior to expiration of the losses carryforward. Although realization is not assured, management believes that it is more likely than not that all of the deferred tax assets will be realized. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

        As of December 31, 2014 and 2013, the Group recognized deferred income tax liabilities of RUB 3,118 million and RUB 2,511 million, respectively, for income taxes on future dividend distributions from foreign subsidiaries (MTS Ukraine and K-Telecom) which are based on RUB 40,383 million and RUB 36,245 million cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations (unaudited) because such earnings are intended to be repatriated.

        As of December 31, 2014, 2013 and 2012, the Group included accruals for uncertain tax positions in the amount of RUB 285 million, RUB 518 million and RUB 321 million, respectively, as a component of income tax payable.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013	2012
Balance, beginning of the year	518	321	526
Additions based on tax position related to the current year	37	366	—
Additions based on tax positions related to prior years	22	1	66
Additions based on tax of acquired entities	—	—	10
Reduction in tax positions related to prior years	(267)	(170)	(220)
Settlements with tax authorities	(25)	—	(61)

Balance, end of the year	285	518	321

        Accrued penalties and interest related to unrecognized tax benefits as a component of income tax expense for the years ended December 31, 2014, 2013 and 2012 amounted to a reversal of RUB 40 million, a reversal of RUB 53 million and a reversal of RUB 36 million, respectively, and were included in income tax expense in the accompanying consolidated statements of operations and comprehensive income. Accrued interest and penalties were included in income tax payable in the accompanying consolidated statements of financial position and totaled RUB 58 million and RUB 97 million as of December 31, 2014 and 2013, respectively. The Group does not expect the unrecognized tax benefits to change significantly over the next twelve months (Note 30).